Property, plant and equipment - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	R$ 68,275	R$ 35,225
New agreements	129,551	32,590
write-offs	(12,130)
Transfers	(29,269)	18,350
Non-cash transfer	(4,563)
Opening balance	28
Exchange- rate change	(3,937)	(1,933)
Business Combination		14,610
Depreciation	(59,218)	(30,567)
Net value	88,737	68,275
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	129,670
Net value	178,134	129,670
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(61,395)
Net value	(89,397)	(61,395)
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	68,275	35,225
New agreements	129,551	32,590
write-offs	(12,130)
Transfers	(29,269)	18,350
Non-cash transfer	(4,563)
Opening balance	28
Exchange- rate change	(3,937)	(1,933)
Business Combination		14,610
Depreciation	(59,218)	(30,567)
Net value	88,737	68,275
Right-of-use assets [member] | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	129,670
Net value	178,134	129,670
Right-of-use assets [member] | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(61,395)
Net value	R$ (89,397)	R$ (61,395)